Property, Plant and Equipment (Tables)	4 Months Ended
Sep. 30, 2018
Successor [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation, consist of the following at September 30, 2018 (Successor) and December 31, 2017 (Predecessor) (in thousands):

	Estimated Useful Lives (in years)	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017
Buildings and leasehold improvements	5 to 25	$14,324	$33,127
Drilling rigs, plant and equipment	3 to 15	243,825	409,462
Furniture and fixtures	5	1,408	2,871
Office equipment and tools	3 to 6	40,804	6,822
Vehicles and cranes	5 to 8	3,713	8,977
Less: Accumulated depreciation and impairment		(17,442)	(212,023)
Land		5,266	9,380
Capital work in progress		12,829	5,653
Total		$304,727	$264,269